Operating Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2012	Jan. 01, 2012 flare	Oct. 02, 2011	Jul. 03, 2011	Mar. 31, 2011	Jan. 02, 2011	Oct. 03, 2010	Jul. 04, 2010	Mar. 31, 2012 flare	Mar. 31, 2011	Mar. 31, 2010	Apr. 01, 2012 groupstructure
Operating Segment Information
Number of group structures												3
Results by operating segment
Percentage of sales to major customer	100.00%								100.00%
Sales to external customers									$ 4,613,399	$ 4,842,264	$ 4,807,666
Total sales	1,311,242	1,117,484	1,109,418	1,075,255	1,301,588	1,129,290	1,209,235	1,202,151	4,613,399	4,842,264	4,807,666
Capital expenditures									122,292	130,201	143,472
Depreciation									98,037	100,041	93,739
Amortization of intangible assets									10,848	11,145	6,091
Total income before interest, income taxes, and noncontrolling interest									495,586	525,726	512,337
Total assets	4,541,746				4,443,845				4,541,746	4,443,845	3,869,624
Accrual related to LUU Flares litigation settlement	25,500	25,500							25,500
Additional warranty accrual		7,800							10,700
Maximum number of flares		76,000							76,000
Impairment charges											11,405
Sales | Customer concentration
Results by operating segment
Percentage of sales to major customer	100.00%				100.00%				100.00%	100.00%	100.00%
Sales | Contract Concentration
Results by operating segment
Threshold percentage of sales accounted for by single contract or single commercial customer									10.00%	10.00%	10.00%
Segment Sales | Customer concentration
Results by operating segment
Threshold percentage of sales accounted for by single contract or single commercial customer									10.00%	10.00%	10.00%
U.S. Government | Sales | Customer concentration
Results by operating segment
Percentage of sales to major customer	65.00%				68.00%				65.00%	68.00%	69.00%
Total sales									2,922,202	3,281,035	3,333,425
Foreign customers | Sales | Geographic Concentration
Results by operating segment
Threshold percentage of sales accounted for by single contract or single commercial customer									4.00%
Sales to external customers									702,981	694,537	631,978
Aerospace Group
Results by operating segment
Sales to external customers (as a percent)									29.00%
Sales to external customers									1,347,802	1,432,678	1,623,038
Intercompany sales									16,432	12,987	20,043
Total sales									1,364,234	1,445,665	1,643,081
Capital expenditures									74,194	64,916	61,422
Depreciation									46,061	38,507	39,313
Amortization of intangible assets									1,142	2,454	1,135
Total income before interest, income taxes, and noncontrolling interest									143,817	131,011	145,858
Total assets	1,539,899				1,400,833				1,539,899	1,400,833	1,291,660
Reduction in sales and profit on a commercial aerospace structures program						25,000
Aerospace Group | Trade names | Thiokol and MRC
Results by operating segment
Non-cash impairment charges											24,586
Aerospace Group | Foreign customers | Sales | Geographic Concentration
Results by operating segment
Sales to external customers (as a percent)									26.00%
Defense Group
Results by operating segment
Sales to external customers (as a percent)									49.00%
Sales to external customers									2,262,777	2,480,033	2,422,783
Intercompany sales									131,454	96,507	115,443
Total sales									2,394,231	2,576,540	2,538,226
Capital expenditures									18,911	37,375	43,326
Depreciation									31,741	41,165	34,885
Amortization of intangible assets									1,864	862	3,822
Total income before interest, income taxes, and noncontrolling interest									319,428	269,232	220,062
Total assets	1,193,503				1,092,088				1,193,503	1,092,088	1,141,248
Benefit from a favorable contract resolution recognized			18,000
Growth in contract costs associated with construction of energetics facility											14,000
Noncash charge attributable to segment activities											11,400
Defense Group | Trade names | Thiokol and MRC
Results by operating segment
Non-cash impairment charges									13,422
Defense Group | Military small caliber ammunition contract | Sales | Contract Concentration
Results by operating segment
External sales generated from military small-caliber ammunition contract (as a percent)									15.00%	15.00%	13.00%
Defense Group | Foreign customers | Sales | Geographic Concentration
Results by operating segment
Sales to external customers (as a percent)									56.00%
Sporting Group
Results by operating segment
Sales to external customers (as a percent)									22.00%
Sales to external customers									1,002,820	929,553	761,845
Intercompany sales									21,029	10,914	3,416
Total sales									1,023,849	940,467	765,261
Capital expenditures									21,742	25,896	33,108
Depreciation									16,741	13,642	10,990
Amortization of intangible assets									7,842	7,829	1,134
Total income before interest, income taxes, and noncontrolling interest									91,234	128,437	107,891
Total assets	750,622				742,539				750,622	742,539	489,345
Sporting Group | Foreign customers | Sales | Geographic Concentration
Results by operating segment
Sales to external customers (as a percent)									18.00%
Intercompany transaction
Results by operating segment
Total income before interest, income taxes, and noncontrolling interest									33,697	23,390	30,705
Corporate
Results by operating segment
Intercompany sales									(168,915)	(120,408)	(138,902)
Total sales									(168,915)	(120,408)	(138,902)
Capital expenditures									7,445	2,014	5,616
Depreciation									3,494	6,727	8,551
Total income before interest, income taxes, and noncontrolling interest									(58,893)	(2,954)	38,526
Total assets	$ 1,057,722				$ 1,208,565				$ 1,057,722	$ 1,208,565	$ 947,371